Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		93 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Feb. 29, 2012
Cash Flows From Operating Activities
Net loss	$ (298,752)	$ (167,171)	$ (299,498)	$ (213,860)	$ (12,842,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency transaction (gain) loss	(15,058)	43,506	58,682	13,686	101,582
Gain on sale of mineral property rights	0	0	0	0	(586,228)
Loss on sale of investment	0	0	0	0	126,181
Donated services and expenses	30,260	0	31,617	0	77,627
Expenses paid by issue of common stock	0	0	0	0	500
Write-off deferred acquisition costs	0	0	0	0	400,000
Provision against Minanca loan	0	0	0	0	6,100,000
Change in operating assets and liabilities
Increase in accounts payable and accrued liabilities	343,684	25,373	62,840	132,985	853,741
Increase (decrease) in amounts due to related parties	(71,977)	56,718	82,903	22,769	298,540
Net Cash Used in Operating Activities	(11,843)	(41,574)	(63,456)	(44,420)	(5,470,222)
Cash Flows From Investing Activities
Cash received from sale of investment	0	0	0	0	250,047
Cash received from sale of mineral property rights	0	0	0	0	210,000
Deferred acquisition costs	0	0	0	0	(400,000)
Loan advances	0	0	0	0	(7,100,000)
Repayment of loan advance	0	0	0	0	1,000,000
Net Cash Used in Investing Activities	0	0	0	0	(6,039,953)
Cash Flows From Financing Activities
Loans from related parties	0	0	0	0	594,313
Loan repaid to related parties	0	0	0	0	(576,483)
Loan from unrelated third parties	0	50,000	50,000	0	790,000
Deposits received for common shares to be issued	162,000	0	0	0	202,000
Common shares issued for cash	0	0	0	0	10,668,750
Net Cash Provided by Financing Activities	162,000	50,000	50,000	0	11,678,580
Effect of exchange rate on cash	(876)	2,452	3,635	1,174	233
Increase in Cash	149,281	10,878	(9,821)	(43,246)	168,638
Cash - Beginning of Period	19,357	29,178	29,178	72,424
Cash - End of Period	168,638	40,056	19,357	29,178	168,638
Supplemental Disclosures
Interest paid	0	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0	$ 0